iShares®

iShares Trust

Supplement dated May 28, 2009

to the Combined Statement of Additional Information (“SAI”),

dated September 1, 2008 (as revised October 30, 2008)

for the iShares FTSE EPRA/NAREIT North America Index Fund

The information in this Supplement updates information in, and should be read in conjunction with, the SAI.

The following information supplements similar information in the table beginning on page 67 of the SAI:

FUND	FUND INCEPTION DATE	COMPENSATION PAID DURING FISCAL YEAR ENDED APRIL 30, 2008	COMPENSATION PAID DURING FISCAL YEAR ENDED APRIL 30, 2007	COMPENSATION PAID DURING FISCAL YEAR ENDED APRIL 30, 2006
iShares FTSE EPRA/NAREIT North America Index Fund	11/12/07	20,067	N/A	N/A

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-SAI-04-SUP2

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE